Organization and Summary of Significant Accounting Policies - Fair Market Value of All Outstanding Peso Forward Contracts (Details) - Mexican Peso Forward Contracts - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Other Current Assets
Not designated as hedging instruments:
Fair market value of derivative instruments	$ 1,121
Other Long-Term Assets
Not designated as hedging instruments:
Fair market value of derivative instruments		$ 107
Other Current Liabilities
Not designated as hedging instruments:
Fair market value of derivative instruments		$ 996